Shareholders’ Equity (Deficit) (Details) - Schedule of Warrants Exercisable Into Ordinary Shares	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	3,606,019
Average Exercise price per share	$ 6,052
Warrants exercisable as of June 30, 2024	$ 3,606,019
September 2020 [Member]
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	597
Average Exercise price per share	$ 480
Warrants exercisable as of June 30, 2024	$ 597
Exercisable through	September 2024
April 2022 [Member]
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	5,193
Average Exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2024	$ 5,193
Exercisable through	April 2029
July 2022 [Member]
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	1,298
Average Exercise price per share	$ 12.6
Warrants exercisable as of June 30, 2024	$ 1,298
Exercisable through	April 2029
January 2024 [Member]
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	3,371,312
Average Exercise price per share	$ 5.5
Warrants exercisable as of June 30, 2024	$ 3,371,312
Exercisable through	January 2026 *)	[1]
January 2024 [Member]
Share Based Payment Award [Line Items]
Warrants outstanding as of June 30, 2024 (in Shares) | shares	227,619
Average Exercise price per share	$ 0.0001
Warrants exercisable as of June 30, 2024	$ 227,619
Exercisable through	No maturity date *)	[1]

[1]	See note 6b.